Exceptional Items - Additional Information (Detail) - USD ($) $ in Millions		3 Months Ended	6 Months Ended
	Jun. 01, 2020	Jun. 30, 2020	Jun. 30, 2020	Jun. 30, 2019
Disclosure of Exceptional Items [line items]
Exceptional restructuring charges			$ (60)	$ (58)	[1]
Acquisition costs business combinations			(4)	(21)	[1]
Business and asset disposal			(154)	(24)
Exceptional net finance cost			(1,388)	1,201
Decrease of income taxes			107	(5)
Non-controlling interest on the exceptional items			46	$ 12
Impairment of goodwill		$ (2,500)	(2,500)
Costs incurred on account of unforeseen events			$ (78)
Disposal group discontinue operations gain loss on disposal of business	$ 1,919
Carlton United Breweries Member [Member]
Disclosure of Exceptional Items [line items]
Disposal group discontinue operations gain loss on disposal of business	$ 1,919

[1]	The unaudited condensed consolidated interim income statement for the six-month period ended 30 June 2019 has been restated to reflect the classification of the Australian operations as discontinued operations.